Partly-Owned Subsidiaries with Material Non-Controlling Interests - Summary of Financial Information of Subsidaries (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	¥ 5,588,107	¥ 8,161,022	¥ 15,318,744
Total expenses	27,705,356	26,592,093	32,700,245
Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	824,481	206,301	611,280
Total expenses	435,647	639,791	658,324
Ping An Consumer Finance Co Ltd [Member]
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	4,491,427	4,311,091	3,530,998
Total expenses	¥ 2,892,871	¥ 2,962,464	¥ 2,889,025